Furniture, Equipment and Leasehold Improvements Furniture, Equipment and Leasehold Improvements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and Amortization Expense	$ 13,160	$ 10,469	$ 8,256